Cover	12 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	CARPENTER TECHNOLOGY CORPORATION
Entity Central Index Key	0000017843